GOLDMAN SACHS VARIABLE INSURANCE TRUST
                       Goldman Sachs Growth and Income Fund
                         Goldman Sachs Mid Cap Value Fund
                            (Formerly Mid Cap Equity)

                       Supplement dated July 5, 2000 to
                         Prospectus dated May 1, 2000

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Under "Service Providers - Fund Managers" the information for the Value Team should be revised to delete Karma Wilson and to add the following:

Name                              Years
and           Fund                Primarily          Five Year
Title         Responsibility      Responsible        Employment History
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Chip Otness   Senior Portfolio                       Mr. Otness joined the
Vice          Manager -           Since              Investment Adviser as a
President     Mid Cap Value       2000               senior portfolio manager
                                                     in 2000. From 1998 to 2000
                                                     he headed Dolphin Asset
                                                     Management. From 1970 to
                                                     1998, he worked at J.P.
                                                     Morgan, most recently as
                                                     a managing director and
                                                     senior portfolio manager
                                                     responsible for small
                                                     cap institutional equity
                                                     investments.

Meera Mayer   Senior Portfolio                       Ms. Mayer joined the
Vice          Manager -           Since              Investment Adviser as a
President     Growth and Income   1999               senior portfolio manager
                                                     in November 1999. From
                                                     July 1999 to November
                                                     1999, she worked at
                                                     Oppenheimer Funds as a
                                                     senior equity analyst.
                                                     From 1995 to March 1999,
                                                     she worked at Spears,
                                                     Benzak, Salomon and Farrell
                                                     as a managing director and
                                                     portfolio manager.